Financial Income and Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TextBlockAbstract [Abstract]
Net Financial result	€ 239	€ 743	€ (3,518)
Change in value of finance leases interests	200
Change in value of interest income bank account	€ 300